The Gabelli Dividend Growth Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.8%
	Aerospace — 0.5%
5,000	Arconic Inc.	$80,300

	Agriculture — 0.5%
3,136	Corteva Inc.	73,696

	Automotive: Parts and Accessories — 0.6%
2,000	Aptiv plc	98,480

	Broadcasting — 1.8%
7,000	ViacomCBS Inc., Cl. A	124,810
11,000	ViacomCBS Inc., Cl. B	154,110

		278,920

	Business Services — 2.8%
8,000	Macquarie Infrastructure Corp.	202,000
1,500	Visa Inc., Cl. A	241,680

		443,680

	Cable and Satellite — 0.8%
6,400	DISH Network Corp., Cl. A†	127,936

	Computer Software and Services — 10.8%
450	Alphabet Inc., Cl. C†	523,265
1,200	Apple Inc.	305,148
21,000	Hewlett Packard Enterprise Co.	203,910
2,500	Microsoft Corp.	394,275
1,000	Palo Alto Networks Inc.†	163,960
1,000	Take-Two Interactive Software Inc.†	118,610

		1,709,168

	Consumer Products — 1.8%
4,000	Edgewell Personal Care Co.†	96,320
6,000	Energizer Holdings Inc.	181,500

		277,820

	Diversified Industrial — 9.4%
1,500	Acuity Brands Inc.	128,490
28,000	General Electric Co.	222,320
4,800	Honeywell International Inc.	642,192
14,600	Textron Inc.	389,382
2,300	Westinghouse Air Brake Technologies Corp.	110,699

		1,493,083

	Electronics — 1.5%
4,000	Sony Corp., ADR	236,720

	Energy — 4.0%
2,500	Chevron Corp.	181,150
5,000	National Fuel Gas Co.	186,450
5,000	Phillips 66	268,250

		635,850

	Financial Services — 17.5%
5,500	American Express Co.	470,855
6,000	American International Group Inc.	145,500
11,000	Bank of America Corp.	233,530
11,000	Citigroup Inc.	463,320
3,000	JPMorgan Chase & Co.	270,090
11,300	Morgan Stanley	384,200

Shares		Market Value
2,000	PayPal Holdings Inc.†	$191,480
1,113	T. Rowe Price Group Inc.	108,684
5,000	The Bank of New York Mellon Corp.	168,400
6,000	Wells Fargo & Co.	172,200
1,000	Willis Towers Watson plc	169,850

		2,778,109

	Food and Beverage — 12.9%
10,000	Conagra Brands Inc.	293,400
2,000	Diageo plc, ADR	254,240
7,000	Molson Coors Beverage Co., Cl. B	273,070
17,300	Mondelēz International Inc., Cl. A	866,384
14,000	The Hain Celestial Group Inc.†	363,580

		2,050,674

	Health Care — 20.2%
6,000	Bristol-Myers Squibb Co.	334,440
1,100	Cigna Corp.	194,898
5,500	Gilead Sciences Inc.	411,180
2,700	Medtronic plc	243,486
14,700	Merck & Co. Inc.	1,131,018
11,000	Patterson Cos. Inc.	168,190
15,000	Pfizer Inc.	489,600
2,000	Zoetis Inc.	235,380

		3,208,192

	Hotels and Gaming — 2.7%
36,000	MGM Resorts International	424,800

	Metals and Mining — 2.0%
7,000	Newmont Corp.	316,960

	Retail — 0.5%
15,000	Macy’s Inc.	73,650

	Semiconductors — 0.9%
1,800	NXP Semiconductors NV	149,274

	Specialty Chemicals — 4.4%
11,500	DuPont de Nemours Inc.	392,150
3,000	International Flavors & Fragrances Inc.	306,240

		698,390

	Telecommunications — 2.2%
4,200	T-Mobile US Inc.†	352,380

	TOTAL COMMON STOCKS	15,508,082

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.2%
$ 345,000	U.S. Treasury Bill, 0.060%††, 09/24/20	344,858

	TOTAL INVESTMENTS — 100.0% (Cost $16,752,952)	$15,852,940

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

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